Financial Instruments (Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities
Grants received in advance	$ 445	$ 0
Lease liabilities	6,513	6,350
Carrying amount [Member]
Current liabilities
Current maturities of long-term liabilities	1,138	3,249
Trade payables and accrued expenses	5,281	5,528
Other payables	3,556	3,891
Non-current liabilities
Grants received in advance	736
Liabilities in respect of IIA grants	15,832	15,927
Liabilities in respect of TEVA		3,200
Lease liabilities	10,010	10,189
12 months or less [Member]
Current liabilities
Current maturities of long-term liabilities	1,138	3,249
Trade payables and accrued expenses	5,281	5,528
Other payables	3,556	3,891
Non-current liabilities
Grants received in advance	0
Liabilities in respect of IIA grants	0	0
Liabilities in respect of TEVA		0
Lease liabilities	0	0
1-2 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Grants received in advance	736
Liabilities in respect of IIA grants	403	359
Liabilities in respect of TEVA		1,000
Lease liabilities	901	813
2-15 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Grants received in advance	0
Liabilities in respect of IIA grants	15,429	15,568
Liabilities in respect of TEVA		2,200
Lease liabilities	$ 9,109	$ 9,376